Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of changes in the carrying amount of goodwill
The changes in the carrying amount of goodwill for the year ended December 31 is as follows:

	Banking Activities	Insurance, Risk Management and Employee Benefits Activities	Financial/Investment Advisory Activities	Total

Balance as of January 1, 2011	$10,005,131	$11,176,432	$2,119,058	$23,300,621
Goodwill acquired	—	615,061	66,772	681,833
Balance as of December 31, 2011	10,005,131	11,791,493	2,185,830	23,982,454
Goodwill acquired	—	1,480,221	—	1,480,221
Balance as of December 31, 2012	10,005,131	13,271,714	2,185,830	25,462,675
Goodwill acquired	—	16,920	—	16,920
Balance as of December 31, 2013	$10,005,131	$13,288,634	$2,185,830	$25,479,595

Schedule of other intangible assets
Other intangible assets consist of the following at December 31:

	As of December 31, 2013
	Gross Carrying Value	Accumulated Amortization	Net

Core deposit intangible	$2,705,391	$(2,520,167)	$185,224
Customer relationship intangible	2,331,565	(1,414,765)	916,800
Total	$5,036,956	$(3,934,932)	$1,102,024

7.    Goodwill and Other Intangible Assets (Continued)

	As of December 31, 2012
	Gross Carrying Value	Accumulated Amortization	Net

Core deposit intangible	$2,705,391	$(2,308,067)	$397,324
Customer relationship intangible	2,331,565	(1,174,509)	1,157,056
Total	$5,036,956	$(3,482,576)	$1,554,380

Schedule of estimated amortization expense	Estimated amortization expense for each of the next five years:

2014	293,997
2015	238,589
2016	185,779
2017	115,706
2018	90,532